Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Total long-term debt, net consisted of the following:

	December 31, 2023	December 31, 2022
Credit Facility	$411	$900
6.000% Senior Notes due 2027	600	600
5.875% Senior Notes due 2028	400	400
7.000% Senior Notes due 2028	500	—
4.500% Senior Notes due 2029	800	800
4.500% Senior Notes due 2030	800	800
Lease-related financing obligations	94	94
Total long-term debt	3,605	3,594
Less: debt issuance costs	25	23
Total long-term debt, net	$3,580	$3,571

Schedule of Maturities of Long-term Debt	At December 31, 2023, scheduled future debt maturities were as follows:

2024	$—
2025	—
2026	—
2027	1,011
2028	900
Thereafter	1,694
Total	$3,605